REVENUES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenues	$ 519,098	$ 924,349	$ 679,008
Chinese mainland
REVENUES
Total revenues	262,772	314,368	419,448
UK
REVENUES
Total revenues	102,930	208,255	83,827
European countries, excluding UK
REVENUES
Total revenues	112,028	209,724	97,217
All others
REVENUES
Total revenues	41,368	192,002	78,516
Goods
REVENUES
Total revenues	462,802	891,061	660,158
Goods | Third parties
REVENUES
Total revenues	456,869	872,899	656,726
Goods | Related parties
REVENUES
Total revenues	5,933	18,162	3,432
EV lifestyle models | Third parties
REVENUES
Total revenues	351,860	627,683	464,172
EV lifestyle models | Related parties
REVENUES
Total revenues	2,016	6,650	1,093
Sports cars | Third parties
REVENUES
Total revenues	75,745	211,771	183,160
Sports cars | Related parties
REVENUES
Total revenues	290	3,318	951
Parts and others | Third parties
REVENUES
Total revenues	29,264	33,445	9,394
Parts and others | Related parties
REVENUES
Total revenues	3,627	8,194	1,388
Service
REVENUES
Total revenues	56,296	33,288	18,850
Service | Third parties
REVENUES
Total revenues	27,251	8,930	6,277
Service | Related parties
REVENUES
Total revenues	29,045	24,358	12,573
R&D service | Third parties
REVENUES
Total revenues	18,884	1,224	3,448
R&D service | Related parties
REVENUES
Total revenues	25,101	22,799	10,619
Others | Third parties
REVENUES
Total revenues	8,367	7,706	2,829
Others | Related parties
REVENUES
Total revenues	$ 3,944	$ 1,559	$ 1,954